Note 9 - Licensing Agreements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues				$ 0	$ 0	$ 0	$ 0
Research and Development Expense, Legal Fees						164,855	25,287
Research and Development Expense, Patents						$ 22,435	60,434
Licensing Agreements [Member]
Royalty Payment, Percentage	2.50%			2.50%		2.50%
Up-front Sub-license Fees, Percentage	10.00%			10.00%		10.00%
Interest on Amounts Owed Under License Agreement, Rate	3.00%			3.00%		3.00%
Research and Development Expense, Legal Fees						$ 0	25,287
Research and Development Expense, Patents						$ 22,435	$ 60,434